MATERIAL ACCOUNTING POLICY INFORMATION	6 Months Ended
Jun. 30, 2026
Corporate information and statement of IFRS compliance [abstract]
MATERIAL ACCOUNTING POLICY INFORMATION	MATERIAL ACCOUNTING POLICY INFORMATION
(a)Basis of presentation
These unaudited interim condensed consolidated financial statements of the Corporation have been prepared in accordance with IAS 34, Interim Financial Reporting (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”) and using the accounting policies of BBU, the Corporation’s predecessor, applied in its annual consolidated financial statements as at and for the year ended December 31, 2025. The Corporation’s accounting policies are consistent with BBU’s historical accounting policies. The accounting policies BBU applied in its annual consolidated financial statements as at and for the year ended December 31, 2025 are disclosed in Note 2 of such BBU consolidated financial statements, with which reference should be made in reading these unaudited interim condensed consolidated financial statements. All defined terms are also described in BBU’s annual consolidated financial statements. The unaudited interim condensed consolidated financial statements are prepared on a going concern basis and have been presented in U.S. dollars rounded to the nearest million unless otherwise indicated. Historical financial information for periods prior to the completion of the Arrangement on March 27, 2026 relates to BBU, the Corporation’s predecessor, which became a subsidiary of the Corporation following the Arrangement. Accordingly, the interim financial statements as at December 31, 2025 and for the three and six months ended June 30, 2025 reflect the historical information of BBU. Certain comparative figures have been reclassified to conform to the current year's presentation of the Corporation's consolidated equity interests and net income attributable to common equity following completion of the Arrangement.
These unaudited interim condensed consolidated financial statements were approved by the Board of Directors of the Corporation and authorized for issue on August 5, 2026.
(b)Continuity of interests
As described in Note 1, the Corporation was established on October 10, 2025 and became the successor to BBU on March 27, 2026 following completion of the Arrangement. Brookfield directly controlled BBU and the Corporation prior to the Arrangement and continues to control the Corporation subsequent to the Arrangement through its interest in the Corporation’s Class A Shares and Class B Shares. As a result, the transfer of interests in BBU and BBHC to the Corporation pursuant to the Arrangement is a transaction between entities under common control, and has been reflected at the historical carrying values as previously reported by BBU, in accordance with the Corporation’s policy for such transactions. To reflect this continuity of interests and in line with the Corporation’s accounting policy, historical financial information presented for periods prior to the completion of the Arrangement has been retrospectively recast to reflect the net income, comprehensive income and equity attribution of the Corporation following the Arrangement.
(c)Critical accounting judgments and measurement uncertainty
The preparation of financial statements in accordance with IAS 34 requires management to make critical judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period of the financial statements that are not readily apparent from other sources. The critical accounting estimates and judgments have been set out in Note 2 to BBU’s annual consolidated financial statements as at and for the year ended December 31, 2025. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. There have been no significant changes to the method of determining critical accounting estimates and judgments relative to those described in BBU’s annual consolidated financial statements as at and for the year ended December 31, 2025.
(i)Impact of U.S. tax legislation for domestic energy production and manufacturing
On August 16, 2022, the United States enacted laws providing incentives for domestic energy production and manufacturing. In December 2023, the United States Department of the Treasury issued proposed regulations, which were subsequently finalized in October 2024, that provided guidance in determining eligibility to claim tax benefits. The tax benefits are available for qualifying activities from 2023 to 2032, subject to phase out beginning in 2030. For qualified business activities in the Corporation’s advanced energy storage operation beginning in its fiscal year 2024, these tax benefits are eligible to be refundable or transferable, and therefore the benefits are accounted for in accordance with IAS 20, Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”). IAS 20 permits a policy choice to present benefits of a similar nature as income or an offset to a related expense. The Corporation has elected to present these benefits as a reduction to direct operating costs. For the three and six months ended June 30, 2026, the Corporation recorded a benefit of $256 million and $497 million respectively (June 30, 2025: $256 million and $515 million respectively).
(ii)Going concern
In assessing whether the going concern assumption is appropriate and whether there are material uncertainties that cast significant doubt on the Corporation’s ability to continue as a going concern, management has made certain estimates and assumptions about future cash flows. These judgments considered various forward-looking factors, such as forecasted cash flows, access to financing and liquidity reserves, planned capital expenditures and debt repayment obligations. The assumptions underlying this assessment are based on actual operating results and the most relevant available information about the future, including the Corporation’s strategic initiatives and business plans and may be affected by market conditions, regulatory developments and macroeconomic risks.
(d)New accounting policies adopted
The Corporation has applied certain new and revised IFRS® Accounting Standards issued by the IASB (“IFRS”) that are effective for the period beginning on or after January 1, 2026.
(i)Amendments to IFRS 9, Financial Instruments (“IFRS 9”) and IFRS 7, Financial Instruments: Disclosures (“IFRS 7”) - Classification and Measurement of Financial Instruments
The amendments clarify the requirements for the timing of recognition and derecognition of financial liabilities settled through an electronic cash transfer system, add further guidance for assessing the contractual cash flow characteristics of financial assets with contingent feature, and add new or amended disclosures relating to investments in equity instruments designated at FVOCI and financial instruments with contingent features. The Corporation adopted these amendments on January 1, 2026 and the adoption did not have a material impact on the Corporation’s unaudited interim condensed consolidated financial statements.
(e)Future changes in accounting policies
(i)IFRS 18, Presentation and Disclosure of Financial Statements (“IFRS 18”)
In April 2024, the IASB issued IFRS 18 to replace IAS 1 Presentation of Financial Statements (“IAS 1”). IFRS 18 is effective for periods beginning on or after January 1, 2027, with early adoption permitted. IFRS 18 aims to improve financial reporting by requiring additional defined subtotals in the statement of profit or loss, requiring disclosures about management-defined performance measures, and adding new principles for the aggregation and disaggregation of items. The Corporation is currently assessing the impact of these amendments.
There are currently no other future changes to IFRS Accounting Standards with expected material impacts on the Corporation.